Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans, past due	$ 3,592	$ 3,839
Loans, current	175,512	141,297
Loans	179,104	145,136
Loans > 90 days and accruing	671	666
30 to 89 Days Delinquent [Member]
Loans, past due	1,720	2,987
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	1,872	852
Real Estate Portfolio Segment [Member]
Loans	169,783	142,489
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans, past due	319	253
Loans, current	5,070	5,524
Loans	5,389	5,777
Loans > 90 days and accruing	9
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due	310	253
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	9
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans, past due	1,049	1,817
Loans, current	50,844	49,219
Loans	51,893	51,036
Loans > 90 days and accruing	237	404
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due	271	1,227
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	778	590
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans, past due
Loans, current	14,641	12,402
Loans	14,641	12,402
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans, past due	1,162	1,156
Loans, current	76,568	48,609
Loans	77,730	49,765
Loans > 90 days and accruing	117	262
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due	385	894
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	777	262
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, past due	904	558
Loans, current	14,451	15,542
Loans	15,355	16,100
Loans > 90 days and accruing	308
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due	596	558
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	308
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, past due	115	55
Loans, current	4,660	7,354
Loans	4,775	7,409
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due	115	55
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Commercial Portfolio Segment [Member]
Loans, past due	43
Loans, current	9,252	2,576
Loans	9,295	2,576
Loans > 90 days and accruing
Commercial Portfolio Segment [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due	43
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Consumer Portfolio Segment [Member]
Loans, past due
Loans, current	26	71
Loans	26	71
Loans > 90 days and accruing
Consumer Portfolio Segment [Member] | 30 to 89 Days Delinquent [Member]
Loans, past due
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due